Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Abstract]
Profit before income taxes		$ 1,505,399	$ 1,525,421	$ 349,303
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 248,391	$ 251,694	$ 57,635
Reconciling items:
Tax effect of income that is not taxable	[1]	(404)	(938)	(20,521)
Tax effect of expense that is not deductible	[2]	2,876
Effect of two-tier tax rate		(21,154)	(21,154)	(19,395)
Statutory tax deduction	[3]	(192)	(384)	(770)
Income tax expense		$ 229,517	$ 229,218	$ 16,949

[1]	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.
[2]	Expense that is not deductible mainly consisted of donations made to the organization which is not tax-exempt charities under section 88 of Hong Kong income tax law.
[3]	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$1,500 (2024: HK$3,000) for each business.